Equity-accounted investees	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
Equity-accounted investees	Equity-accounted investees

(in thousands of USD)	June 30, 2022	December 31, 2021

Assets
Interest in joint ventures	2,126	72,446
TOTAL ASSETS	2,126	72,446

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group’s joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	51,703	33,936
Offset investment with shareholders loan	—	—
Balance at January 1, 2021	51,703	33,936

Group's share of profit (loss) for the period	22,976	—
Group's share of other comprehensive income	951	—
Dividends received from joint ventures	(4,635)	—
Movement shareholders loans to joint ventures	—	(2,242)

Gross balance	70,995	31,693
Offset investment with shareholders loan	1,451	(1,451)
Balance at December 31, 2021	72,446	30,242

Reversal prior year offset investment with shareholders loan	(1,451)	1,451
Group's share of profit (loss) for the period	14,574	—
Group's share of other comprehensive income	159	—
Dividends received from joint ventures	(1,000)	—
Movement equity to shareholders loans	(2,000)	2,000
Movement shareholders loans to joint ventures	—	(33,693)
FSO transaction	(80,602)	—

Gross balance	2,126	—
Offset investment with shareholders loan	—	—
Balance at June 30, 2022	2,126	—

The decrease in the balance of the shareholders' loan to joint ventures in 2022 is attributable to the full repayment of the shareholders loans to TI Africa and Bari Shipholding Ltd. The latter was repaid following the sale of the vessel in 2022 and the remaining amount was written-off.
On April 26, 2022, Euronav announced the sale of the Suezmax Bari (2005 – 159,186 dwt) for USD 21.5 million. A capital gain on the sale of approximately USD 6.6 million was recorded in the second quarter in the joint venture company. The vessel was acquired in November 2019 in a 50/50 joint venture with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. The vessel was delivered to her new owners during the second quarter.